DEBT SECURITIES (Tables) (Debt securities)	12 Months Ended
Sep. 30, 2012
Debt securities
Available-for-sale securities
Schedule of amortized cost and estimated fair value of debt securities available for sale

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
September 30, 2012:
Debt obligations of government-sponsored entities	$21,594,679	$4,705	$(4,289)	$21,595,095
Weighted average yield at the end of the year	0.39%

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
September 30, 2011:
Debt obligations of government-sponsored entities	$14,456,776	$3,245	$(2,949)	$14,457,072
Weighted average yield at the end of the year	0.47%

Schedule of amortized cost and fair values of available-for-sale debt securities by contractual maturity

The amortized cost and fair values of available-for-sale debt securities at September 30, 2012, by contractual maturity, are shown below.

	Amortized	Fair
	Cost	Value
Term to Maturity:
One year or less	$14,557,579	$14,561,695
Over one through five years	1,001,868	1,002,200
Over five through ten years	6,035,232	6,031,200
	$21,594,679	$21,595,095